GOODWILL AND INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2025
Disclosure Of Goodwill And Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS
6.	GOODWILL AND INTANGIBLE ASSETS

	June 30, 2025 US$000	December 31, 2024 US$000
Cost
Goodwill	80,484	80,484
Development costs	141,040	135,999
Patents and licenses	8,715	8,695
Technology based intangibles	13,105	13,105
Other	21,679	21,482
Total cost	265,024	259,765
Less accumulated amortization and impairment	(209,105)	(208,422)
Carrying amount	55,919	51,343

The increase in gross intangible assets during the six-month period ended June 30, 2025 of US$5,259 is primarily attributable to the development of the CGM and biosensor technologies.